Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Debt [Abstract]
Debt

Note 7 - Debt

The Company obtained loans of $475 from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance to arm’s length transaction principle. For the three and six months period ended March 31, 2024, there were interest expense of $6 and $12 (March 31, 2023 - $6 and $12), respectively. The principal amount, maturity date and interest rate for the loans are shown below:

	March 31, 2024	September 30, 2023
Total interest payable	$47	$35
Total debt and interest payable	$522	$510

Lender	Principle	Interest rate	Lending date	Due
Goh Meng Keong	$432	5% p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5% p.a	May 26, 2022	November 25, 2024

Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475

Note 7 - Debt

The Company obtained loans of $474,752 from external parties Mr. Goh Meng Keong and Mr. Goh Seng Wei, to fund the acquisition of Graphene Patent, and in return they charged the Company with interest, in accordance to arm’s length transaction principle. For the year ended September 30, 2023 and September 30, 2022, there were interest expensed of $35,482 and $12,102, respectively. The principal amount, maturity date and interest rate for the loans are shown below:

	September 30, 2023	September 30, 2022
Total interest payable	$35,482	$12,102
Total debt and interest payable	$510,234	$486,854

Lender	Principle	Interest rate	Lending date	Due
Goh Meng Keong	$431,593	5% p.a	March 22, 2022	March 31, 2024
Goh Seng Wei	$43,159	5% p.a	May 26, 2022	May 25, 2024

Principal payments:	Amount
For year ended September 30, 2024	474,752
For year ended September 30, 2025	-
For year ended September 30, 2026	-
For year ended September 30, 2027	-
For year ended September 30, 2028	-
Total	474,752